Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Ordinary shares Class A
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares ,shares issued	[1]	7,700,000	2,850,000
Ordinary shares ,shares outstanding	[1]	7,700,000	2,850,000
Ordinary shares Class B
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, shares authorized	[1]	250,000,000	250,000,000
Ordinary shares ,shares issued	[1]	2,205,000	100,000
Ordinary shares ,shares outstanding	[1]	2,205,000	100,000

[1]	The share amounts are presented on a retrospective basis for founder shares.